UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	01-31-2011

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT       JANUARY 31, 2011

Legacy Focused Large Cap Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Notes to Financial Statements	12
Financial Highlights	17
Additional Information	21

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended January 31, 2011. Our report offers—for investment perspective—a macroeconomic overview of the period (below), followed by fund performance, a schedule of fund investments and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our Web site, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next full annual report, dated July 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic Overview

The six months ended January 31, 2011, began with investors primarily in a pessimistic and defensive posture. The European sovereign debt flare-up, combined with concerns about economic weakness and a “double-dip” recession in the U.S., triggered a global stock market sell-off last summer and motivated investors to buy “safe-haven” assets such as U.S. Treasury securities and gold.

That dark mood gave way to increased optimism as the reporting period unfolded. Stocks generally rallied from September through January as post-recession monetary and fiscal intervention by central banks and governments continued in economically struggling developed countries, fueling higher hopes of improved financial market conditions.

In particular, in the U.S., the Federal Reserve launched its second round of quantitative easing. This so-called “QE2” involves the proposed purchase of $600 billion of U.S. government securities to boost the money supply and encourage investors to purchase potentially higher-risk/higher-return assets. In addition, Congress voted to extend prevailing federal income tax rates for two years, ending tax-policy uncertainty that had stymied the financial markets.

As a result, the markets entered 2011 with lowered recession concerns and heightened inflation fears. We believe economic conditions in the developed world generally remain too soft to trigger significantly higher inflation in the near-term, but longer-term inflation threats are growing.

Our portfolio teams apply their extensive economic and market knowledge as they make daily investment decisions on your behalf. We appreciate your continued trust in us during these challenging times.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

As regulators and the markets continue to sort out the events of the credit crisis, a consistent theme has been that financial services firms should re-examine their risk management practices. Risk management has been a regular part of American Century Investments’ activities for many years. However, recently American Century and your mutual fund board have been spending additional time focusing on our risk oversight processes.

The board’s efforts are now organized around three categories of risk: investment risk, operational risk, and enterprise risk. This approach has facilitated a realignment of many risk oversight tasks that the board has historically conducted. Investment risk tasks include a review of portfolio risk, monitoring the use of derivatives, and performance assessment. Operational risk focuses on compliance, valuation, shareholder services, and trading activities. Enterprise risk addresses the financial condition of the advisor, human resource development, and reputational risks. Risk oversight tasks are addressed in every quarterly board meeting, and a review of the advisor’s entire risk management program is undertaken annually. We acknowledge and support the approach that American Century Investments takes to its risk management responsibilities. While the board has refocused its efforts in this important oversight area, we recognize that risk oversight is a journey and we expect to continue to improve our processes.

Our September quarterly board meeting was held in the New York offices of American Century Investments. This gave the directors an opportunity to meet with the portfolio management teams for each of the global and international funds overseen by the board. Each team uses sophisticated investment tools and daily risk analysis in managing client assets. We also were impressed with the “bench strength” that has been developed under the leadership of the Global and Non-U.S. Equity CIO Mark Kopinski. These face-to-face meetings provide an opportunity for the directors—working on behalf of shareholders—to validate the advisor’s efforts and the investment management approach being followed.

I thank you for your continued confidence in American Century during this turbulent time in the economy and investment markets. If you have thoughts or questions you would like to share with the board send them to me at dhpratt@fundboardchair.com.

Best regards,
Don Pratt

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Performance

Total Returns as of January 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ACFOX	14.19%	15.33%	2.03%	5/31/06
S&P 500 Index	—	17.93%	22.19%	2.41%	—
Institutional Class	ACFSX	14.38%	15.64%	2.25%	5/31/06
Advisor Class	ACFDX	14.11%	15.12%	1.78%	5/31/06
R Class	ACFCX	13.91%	14.80%	1.51%	5/31/06

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	Advisor Class	R Class
1.11%	0.91%	1.36%	1.61%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund is considered nondiversified, which may subject the fund to risk because a price change in any one security may have a greater impact than would be the case if the fund were diversified. The fund’s investment process may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

4

Fund Characteristics

Top Ten Holdings
% of net assets as of 1/31/11
Williams Cos., Inc. (The)	4.6%
Baker Hughes, Inc.	4.5%
Parker-Hannifin Corp.	4.1%
Hess Corp.	4.1%
Freeport-McMoRan Copper & Gold, Inc.	4.0%
T. Rowe Price Group, Inc.	3.9%
Applied Materials, Inc.	3.8%
AutoZone, Inc.	3.8%
International Business Machines Corp.	3.7%
Reynolds American, Inc.	3.7%

Top Five Industries
% of net assets as of 1/31/11
Oil, Gas & Consumable Fuels	14.0%
Machinery	7.6%
Semiconductors & Semiconductor Equipment	7.1%
Capital Markets	6.7%
Health Care Providers & Services	6.3%

Types of Investments in Portfolio
% of net assets as of 1/31/11
Common Stocks	97.3%
Other Assets and Liabilities	2.7%

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period* 8/1/10 – 1/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,141.90	$5.99	1.11%
Institutional Class	$1,000	$1,143.80	$4.92	0.91%
Advisor Class	$1,000	$1,141.10	$7.34	1.36%
R Class	$1,000	$1,139.10	$8.68	1.61%
Hypothetical
Investor Class	$1,000	$1,019.61	$5.65	1.11%
Institutional Class	$1,000	$1,020.62	$4.63	0.91%
Advisor Class	$1,000	$1,018.35	$6.92	1.36%
R Class	$1,000	$1,017.09	$8.19	1.61%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 97.3%
AEROSPACE & DEFENSE — 3.4%
United Technologies Corp.	3,691	$ 300,078
AUTO COMPONENTS — 3.6%
Johnson Controls, Inc.	8,423	323,359
CAPITAL MARKETS — 6.7%
Ameriprise Financial, Inc.	4,158	256,341
T. Rowe Price Group, Inc.	5,257	346,541
		602,882
CHEMICALS — 3.6%
PPG Industries, Inc.	3,799	320,180
COMMUNICATIONS EQUIPMENT — 1.2%
Motorola Solutions, Inc.(1)	2,753	106,734
COMPUTERS & PERIPHERALS — 3.3%
Apple, Inc.(1)	866	293,851
ENERGY EQUIPMENT & SERVICES — 4.5%
Baker Hughes, Inc.	5,943	407,155
FOOD & STAPLES RETAILING — 3.7%
Walgreen Co.	8,166	330,233
HEALTH CARE EQUIPMENT & SUPPLIES — 3.2%
Becton, Dickinson & Co.	3,497	290,076
HEALTH CARE PROVIDERS & SERVICES — 6.3%
Medco Health Solutions, Inc.(1)	4,815	293,812
UnitedHealth Group, Inc.	6,645	272,777
		566,589
INSURANCE — 2.6%
Aflac, Inc.	4,104	236,308
IT SERVICES — 3.7%
International Business Machines Corp.	2,078	336,636
MACHINERY — 7.6%
Cummins, Inc.	2,984	315,946
Parker-Hannifin Corp.	4,138	369,979
		685,925
MEDIA — 3.3%
Omnicom Group, Inc.	6,536	293,336
METALS & MINING — 4.0%
Freeport-McMoRan Copper & Gold, Inc.	3,300	358,875
MULTILINE RETAIL — 3.1%
Target Corp.	5,089	279,030
OIL, GAS & CONSUMABLE FUELS — 14.0%
Chevron Corp.	3,124	296,561
ConocoPhillips	2,577	184,153
Hess Corp.	4,383	368,698
Williams Cos., Inc. (The)	15,182	409,762
		1,259,174
PHARMACEUTICALS — 1.9%
Novo Nordisk A/S ADR	1,530	173,089
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.1%
Analog Devices, Inc.	7,560	293,555
Applied Materials, Inc.	21,819	342,340
		635,895
SOFTWARE — 3.0%
Oracle Corp.	8,512	272,639
SPECIALTY RETAIL — 3.8%
AutoZone, Inc.(1)	1,340	339,730
TOBACCO — 3.7%
Reynolds American, Inc.	10,404	330,951
TOTAL INVESTMENT SECURITIES — 97.3% (Cost $7,624,774)		8,742,725
OTHER ASSETS AND LIABILITIES — 2.7%		246,710
TOTAL NET ASSETS — 100.0%		$8,989,435

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1)	Non-income producing.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities

JANUARY 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $7,624,774)	$8,742,725
Receivable for investments sold	559,204
Receivable for capital shares sold	667
Dividends and interest receivable	4,136
9,306,732

Liabilities
Disbursements in excess of demand deposit cash	12,000
Payable for investments purchased	296,703
Accrued management fees	8,571
Distribution and service fees payable	23
317,297

Net Assets	$8,989,435

Net Assets Consist of:
Capital (par value and paid-in surplus)	$21,208,497
Undistributed net investment income	53,441
Accumulated net realized loss	(13,390,454)
Net unrealized appreciation	1,117,951
$8,989,435

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$8,862,891	860,237	$10.30
Institutional Class, $0.01 Par Value	$33,193	3,214	$10.33
Advisor Class, $0.01 Par Value	$76,123	7,429	$10.25
R Class, $0.01 Par Value	$17,228	1,690	$10.19

See Notes to Financial Statements.

9

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$109,350
Interest	53
109,403
Expenses:
Management fees	54,782
Distribution and service fees:
Advisor Class	92
R Class	42
Directors’ fees and expenses	171
Other expenses	782
55,869

Net investment income (loss)	53,534

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	895,505
Change in net unrealized appreciation (depreciation) on investments	377,409

Net realized and unrealized gain (loss)	1,272,914

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,326,448

See Notes to Financial Statements.

10

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED) AND YEAR ENDED JULY 31, 2010
Increase (Decrease) in Net Assets	January 31, 2011	July 31, 2010
Operations
Net investment income (loss)	$53,534	$150,138
Net realized gain (loss)	895,505	3,001,258
Change in net unrealized appreciation (depreciation)	377,409	(1,707,089)
Net increase (decrease) in net assets resulting from operations	1,326,448	1,444,307

Distributions to Shareholders
From net investment income:
Investor Class	(135,139)	(4,406)
Institutional Class	(480)	(99)
Advisor Class	(873)	—
R Class	(155)	—
Decrease in net assets from distributions	(136,647)	(4,505)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(2,590,614)	(4,837,158)

Net increase (decrease) in net assets	(1,400,813)	(3,397,356)

Net Assets
Beginning of period	10,390,248	13,787,604
End of period	$8,989,435	$10,390,248

Undistributed net investment income	$53,441	$136,554

See Notes to Financial Statements.

11

Notes to Financial Statements

JANUARY 31, 2011 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company and is organized as a Maryland corporation. Legacy Focused Large Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is nondiversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of large-sized market capitalization companies.

The fund is authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

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3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.10% for the Investor Class, Advisor Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended January 31, 2011 was 1.10% for the Investor Class, Advisor Class and R Class and 0.90% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2011, are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2011, were $17,050,592 and $19,689,942 respectively.

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5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2011		Year ended July 31, 2010
	Shares	Amount	Shares	Amount
Investor Class
Sold	58,054	$572,701	223,642	$2,035,437
Issued in reinvestment of distributions	12,844	128,053	450	4,273
Redeemed	(333,822)	(3,285,461)	(736,295)	(6,781,022)
	(262,924)	(2,584,707)	(512,203)	(4,741,312)
Institutional Class
Sold	242	2,500	1,597	14,965
Issued in reinvestment of distributions	48	480	10	99
Redeemed	(811)	(8,017)	(1,750)	(15,638)
	(521)	(5,037)	(143)	(574)
Advisor Class
Sold	1,588	15,000	—	—
Issued in reinvestment of distributions	68	677	—	—
Redeemed	(1,656)	(15,740)	(10,263)	(95,418)
	—	(63)	(10,263)	(95,418)
R Class
Sold	—	—	15	146
Issued in reinvestment of distributions	16	155	—	—
Redeemed	(100)	(962)	—	—
	(84)	(807)	15	146
Net increase (decrease)	(263,529)	$(2,590,614)	(522,594)	$(4,837,158)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of January 31, 2011, the valuation inputs used to determine the fair value of the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

15

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund is considered nondiversified which may subject the fund to risk because a price change in any one security may have a greater impact than would be the case if the fund were diversified.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,624,774
Gross tax appreciation of investments	$1,148,156
Gross tax depreciation of investments	(30,205)
Net tax appreciation (depreciation)	$1,117,951

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of July 31, 2010, the fund had accumulated capital losses of $(14,298,662), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(9,957,444) and $(4,341,218) expire in 2017 and 2018, respectively.

16

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.15		$8.31	$12.03	$12.51	$10.11	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.05		0.11	0.06	0.02	0.12	0.01
Net Realized and Unrealized Gain (Loss)	1.24		0.73	(3.78)	0.15	2.34	0.10
Total From Investment Operations	1.29		0.84	(3.72)	0.17	2.46	0.11
Distributions
From Net Investment Income	(0.14)		— (4)	—	(0.07)	(0.06)	—
From Net Realized Gains	—		—	—	(0.46)	—	—
From Tax Return of Capital	—		—	—	(0.12)	—	—
Total Distributions	(0.14)		— (4)	—	(0.65)	(0.06)	—
Net Asset Value, End of Period	$10.30		$9.15	$8.31	$12.03	$12.51	$10.11

Total Return(5)	14.19%		10.14%	(30.92)%	0.49%	24.44%	1.10%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.11	%(6)	1.11%	1.11%	1.11%	1.10%	1.10	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.08	%(6)	1.19%	0.65%	0.13%	1.24%	0.88	%(6)
Portfolio Turnover Rate	177%		242%	305%	188%	255%	30%
Net Assets, End of Period (in thousands)	$8,863		$10,272	$13,594	$35,334	$8,614	$3,669

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 31, 2006 (fund inception) through July 31, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Annualized.

See Notes to Financial Statements.

17

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.18		$8.34	$12.04	$12.53	$10.11	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.06		0.13	0.06	0.06	0.18	0.02
Net Realized and Unrealized Gain (Loss)	1.25		0.73	(3.76)	0.13	2.31	0.09
Total From Investment Operations	1.31		0.86	(3.70)	0.19	2.49	0.11
Distributions
From Net Investment Income	(0.16)		(0.02)	—	(0.08)	(0.07)	—
From Net Realized Gains	—		—	—	(0.46)	—	—
From Tax Return of Capital	—		—	—	(0.14)	—	—
Total Distributions	(0.16)		(0.02)	—	(0.68)	(0.07)	—
Net Asset Value, End of Period	$10.33		$9.18	$8.34	$12.04	$12.53	$10.11

Total Return(4)	14.38%		10.33%	(30.73)%	0.61%	24.78%	1.10%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.91	%(5)	0.91%	0.91%	0.91%	0.90%	0.90	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.28	%(5)	1.39%	0.85%	0.33%	1.44%	1.08	%(5)
Portfolio Turnover Rate	177%		242%	305%	188%	255%	30%
Net Assets, End of Period (in thousands)	$33		$34	$32	$3,751	$3,561	$758

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 31, 2006 (fund inception) through July 31, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

18

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.09		$8.28	$12.01	$12.49	$10.11	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.04		0.08	0.03	(0.01)	0.10	0.01
Net Realized and Unrealized Gain (Loss)	1.24		0.73	(3.76)	0.14	2.33	0.10
Total From Investment Operations	1.28		0.81	(3.73)	0.13	2.43	0.11
Distributions
From Net Investment Income	(0.12)		—	—	(0.05)	(0.05)	—
From Net Realized Gains	—		—	—	(0.46)	—	—
From Tax Return of Capital	—		—	—	(0.10)	—	—
Total Distributions	(0.12)		—	—	(0.61)	(0.05)	—
Net Asset Value, End of Period	$10.25		$9.09	$8.28	$12.01	$12.49	$10.11

Total Return(4)	14.11%		9.78%	(31.06)%	0.24%	24.07%	1.10%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.36	%(5)	1.36%	1.36%	1.36%	1.35%	1.35	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.83	%(5)	0.94%	0.40%	(0.12)%	0.99%	0.63	%(5)
Portfolio Turnover Rate	177%		242%	305%	188%	255%	30%
Net Assets, End of Period (in thousands)	$76		$68	$146	$945	$960	$845

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 31, 2006 (fund inception) through July 31, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day.Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

19

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$9.03		$8.24	$11.99	$12.47	$10.10	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.03		0.06	— (4)	0.01	0.07	0.01
Net Realized and Unrealized Gain (Loss)	1.22		0.73	(3.75)	0.08	2.33	0.09
Total From Investment Operations	1.25		0.79	(3.75)	0.09	2.40	0.10
Distributions
From Net Investment Income	(0.09)		—	—	(0.04)	(0.03)	—
From Net Realized Gains	—		—	—	(0.46)	—	—
From Tax Return of Capital	—		—	—	(0.07)	—	—
Total Distributions	(0.09)		—	—	(0.57)	(0.03)	—
Net Asset Value, End of Period	$10.19		$9.03	$8.24	$11.99	$12.47	$10.10

Total Return(5)	13.91%		9.59%	(31.28)%	(0.02)%	23.82%	1.00%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.61	%(6)	1.61%	1.61%	1.61%	1.60%	1.60	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.58	%(6)	0.69%	0.15%	(0.37)%	0.74%	0.38	%(6)
Portfolio Turnover Rate	177%		242%	305%	188%	255%	30%
Net Assets, End of Period (in thousands)	$17		$16	$14	$64	$938	$758

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 31, 2006 (fund inception) through July 31, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Annualized.

See Notes to Financial Statements.

20

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Growth Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor
©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-70752   1103

SEMIANNUAL REPORT             JANUARY 31, 2011

Legacy Large Cap Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Notes to Financial Statements	13
Financial Highlights	18
Additional Information	22

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

1

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended January 31, 2011. Our report offers—for investment perspective—a macroeconomic overview of the period (below), followed by fund performance, a schedule of fund investments and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our Web site, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next full annual report, dated July 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic Overview

The six months ended January 31, 2011, began with investors primarily in a pessimistic and defensive posture. The European sovereign debt flare-up, combined with concerns about economic weakness and a “double-dip” recession in the U.S., triggered a global stock market sell-off last summer and motivated investors to buy “safe-haven” assets such as U.S. Treasury securities and gold.

That dark mood gave way to increased optimism as the reporting period unfolded. Stocks generally rallied from September through January as post-recession monetary and fiscal intervention by central banks and governments continued in economically struggling developed countries, fueling higher hopes of improved financial market conditions.

In particular, in the U.S., the Federal Reserve launched its second round of quantitative easing. This so-called “QE2” involves the proposed purchase of $600 billion of U.S. government securities to boost the money supply and encourage investors to purchase potentially higher-risk/higher-return assets. In addition, Congress voted to extend prevailing federal income tax rates for two years, ending tax-policy uncertainty that had stymied the financial markets.

As a result, the markets entered 2011 with lowered recession concerns and heightened inflation fears. We believe economic conditions in the developed world generally remain too soft to trigger significantly higher inflation in the near-term, but longer-term inflation threats are growing.

Our portfolio teams apply their extensive economic and market knowledge as they make daily investment decisions on your behalf. We appreciate your continued trust in us during these challenging times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

As regulators and the markets continue to sort out the events of the credit crisis, a consistent theme has been that financial services firms should re-examine their risk management practices. Risk management has been a regular part of American Century Investments’ activities for many years. However, recently American Century and your mutual fund board have been spending additional time focusing on our risk oversight processes.

The board’s efforts are now organized around three categories of risk: investment risk, operational risk, and enterprise risk. This approach has facilitated a realignment of many risk oversight tasks that the board has historically conducted. Investment risk tasks include a review of portfolio risk, monitoring the use of derivatives, and performance assessment. Operational risk focuses on compliance, valuation, shareholder services, and trading activities. Enterprise risk addresses the financial condition of the advisor, human resource development, and reputational risks. Risk oversight tasks are addressed in every quarterly board meeting, and a review of the advisor’s entire risk management program is undertaken annually. We acknowledge and support the approach that American Century Investments takes to its risk management responsibilities. While the board has refocused its efforts in this important oversight area, we recognize that risk oversight is a journey and we expect to continue to improve our processes.

Our September quarterly board meeting was held in the New York offices of American Century Investments. This gave the directors an opportunity to meet with the portfolio management teams for each of the global and international funds overseen by the board. Each team uses sophisticated investment tools and daily risk analysis in managing client assets. We also were impressed with the “bench strength” that has been developed under the leadership of the Global and Non-U.S. Equity CIO Mark Kopinski. These face-to-face meetings provide an opportunity for the directors—working on behalf of shareholders—to validate the advisor’s efforts and the investment management approach being followed.

I thank you for your continued confidence in American Century during this turbulent time in the economy and investment markets. If you have thoughts or questions you would like to share with the board send them to me at dhpratt@fundboardchair.com.

Best regards,
Don Pratt

3

Performance

Total Returns as of January 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ACGOX	16.31%	17.78%	2.04%	5/31/06
Russell 1000 Growth Index	—	20.96%	25.14%	4.71%	—
S&P 500 Index	—	17.93%	22.19%	2.41%	—
Institutional Class	ACGHX	16.48%	18.09%	2.26%	5/31/06
Advisor Class	ACGDX	16.07%	17.54%	1.78%	5/31/06
R Class	ACGEX	15.96%	17.17%	1.52%	5/31/06

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	Advisor Class	R Class
1.11%	0.91%	1.36%	1.61%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. The fund’s investment process may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

4

Fund Characteristics

Top Ten Holdings
% of net assets as of 1/31/11
National Oilwell Varco, Inc.	3.2%
Apple, Inc.	3.0%
Dover Corp.	2.8%
Texas Instruments, Inc.	2.5%
Tyco Electronics Ltd.	2.5%
Union Pacific Corp.	2.5%
UnitedHealth Group, Inc.	2.5%
Baker Hughes, Inc.	2.4%
ASML Holding NV New York Shares	2.4%
Cummins, Inc.	2.4%

Top Five Industries
% of net assets as of 1/31/11
Machinery	9.6%
Semiconductors & Semiconductor Equipment	6.7%
Health Care Providers & Services	6.6%
Oil, Gas & Consumable Fuels	6.3%
IT Services	5.9%

Types of Investments in Portfolio
% of net assets as of 1/31/11
Domestic Common Stocks	85.1%
Foreign Common Stocks*	14.2%
Total Common Stocks	99.3%
Temporary Cash Investments	1.6%
Other Assets and Liabilities	(0.9)%

*Includes depositary shares, dual listed securities and foreign ordinary shares.

5

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

6

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period* 8/1/10 – 1/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,163.10	$6.05	1.11%
Institutional Class	$1,000	$1,164.80	$4.97	0.91%
Advisor Class	$1,000	$1,160.70	$7.41	1.36%
R Class	$1,000	$1,159.60	$8.76	1.61%
Hypothetical
Investor Class	$1,000	$1,019.61	$5.65	1.11%
Institutional Class	$1,000	$1,020.62	$4.63	0.91%
Advisor Class	$1,000	$1,018.35	$6.92	1.36%
R Class	$1,000	$1,017.09	$8.19	1.61%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

7

Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.3%
AEROSPACE & DEFENSE — 4.2%
Honeywell International, Inc.	2,816	$ 157,724
Raytheon Co.	2,836	141,772
		299,496
AIR FREIGHT & LOGISTICS — 2.0%
C.H. Robinson Worldwide, Inc.	1,804	139,070
AUTO COMPONENTS — 0.9%
Johnson Controls, Inc.	1,660	63,727
CAPITAL MARKETS — 2.2%
T. Rowe Price Group, Inc.	2,347	154,714
CHEMICALS — 3.9%
E.I. du Pont de Nemours & Co.	2,919	147,935
PPG Industries, Inc.	1,568	132,151
		280,086
COMMUNICATIONS EQUIPMENT — 3.2%
Motorola Solutions, Inc.(1)	2,291	88,822
Nokia Oyj ADR	13,083	139,988
		228,810
COMPUTERS & PERIPHERALS — 3.0%
Apple, Inc.(1)	621	210,718
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.5%
Tyco Electronics Ltd.	4,948	179,266
ENERGY EQUIPMENT & SERVICES — 5.6%
Baker Hughes, Inc.	2,492	170,727
National Oilwell Varco, Inc.	3,077	227,390
		398,117
FOOD & STAPLES RETAILING — 3.9%
Costco Wholesale Corp.	1,905	136,855
Walgreen Co.	3,453	139,640
		276,495
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Becton, Dickinson & Co.	1,735	143,918
HEALTH CARE PROVIDERS & SERVICES — 6.6%
Cardinal Health, Inc.	3,564	147,942
McKesson Corp.	1,923	144,552
UnitedHealth Group, Inc.	4,301	176,556
		469,050
HOTELS, RESTAURANTS & LEISURE — 1.3%
McDonald’s Corp.	1,215	89,509
INSURANCE — 5.8%
Aflac, Inc.	2,459	141,589
Chubb Corp. (The)	2,184	126,519
Travelers Cos., Inc. (The)	2,517	141,607
		409,715
IT SERVICES — 5.9%
Automatic Data Processing, Inc.	2,896	138,718
Infosys Technologies Ltd. ADR	1,862	126,076
International Business Machines Corp.	943	152,766
		417,560
MACHINERY — 9.6%
Cummins, Inc.	1,584	167,714
Deere & Co.	1,734	157,621
Dover Corp.	3,131	200,697
Parker-Hannifin Corp.	1,773	158,524
		684,556
MEDIA — 3.7%
Omnicom Group, Inc.	2,796	125,485
Viacom, Inc., Class B	3,360	139,608
		265,093
METALS & MINING — 3.7%
Freeport-McMoRan Copper & Gold, Inc.	1,428	155,295
Rio Tinto plc ADR	1,568	108,945
		264,240
MULTILINE RETAIL — 1.7%
Target Corp.	2,217	121,558
OFFICE ELECTRONICS — 2.0%
Canon, Inc. ADR	2,902	142,662
OIL, GAS & CONSUMABLE FUELS — 6.3%
Chevron Corp.	1,492	141,636
ConocoPhillips	2,094	149,637
Hess Corp.	1,835	154,360
		445,633
PHARMACEUTICALS — 2.0%
Novo Nordisk A/S ADR	1,245	140,847
ROAD & RAIL — 2.5%
Union Pacific Corp.	1,889	178,756
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.7%
Analog Devices, Inc.	3,342	129,770
ASML Holding NV New York Shares	4,016	168,712
Texas Instruments, Inc.	5,296	179,587
		478,069
SOFTWARE — 2.2%
Oracle Corp.	4,868	155,922
SPECIALTY RETAIL — 2.0%
AutoZone, Inc.(1)	551	139,695

8

	Shares/Principal Amount	Value
TEXTILES, APPAREL & LUXURY GOODS — 2.3%
Coach, Inc.	2,998	$ 162,162
TOBACCO — 1.6%
Reynolds American, Inc.	3,657	116,329
TOTAL COMMON STOCKS (Cost $5,935,109)		7,055,773
Temporary Cash Investments — 1.6%
FHLB Discount Notes, 0.10%, 2/1/11(2)	$100,000	100,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	11,633	11,633
TOTAL TEMPORARY CASH INVESTMENTS (Cost $111,633)		111,633
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $6,046,742)		7,167,406
OTHER ASSETS AND LIABILITIES — (0.9)%		(63,484)
TOTAL NET ASSETS — 100.0%		$7,103,922

Geographic Diversification
(as a % of net assets)
United States	85.1%
Switzerland	2.5%
Netherlands	2.4%
Japan	2.0%
Denmark	2.0%
Finland	2.0%
India	1.8%
United Kingdom	1.5%
Cash and Equivalents*	0.7%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

JANUARY 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $6,046,742)	$7,167,406
Cash	4,525
Receivable for investments sold	268,468
Receivable for capital shares sold	1,424
Dividends and interest receivable	2,267
7,444,090

Liabilities
Payable for investments purchased	283,395
Payable for capital shares redeemed	49,898
Accrued management fees	6,591
Distribution and service fees payable	284
340,168

Net Assets	$7,103,922

Net Assets Consist of:
Capital (par value and paid-in surplus)	$10,074,970
Undistributed net investment income	45,571
Accumulated net realized loss	(4,137,283)
Net unrealized appreciation	1,120,664
$7,103,922

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$5,792,220	570,398	$10.15
Institutional Class, $0.01 Par Value	$463,961	45,595	$10.18
Advisor Class, $0.01 Par Value	$347,394	34,317	$10.12
R Class, $0.01 Par Value	$500,347	49,572	$10.09

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$86,123
Interest	46
86,169

Expenses:
Management fees	38,056
Distribution and service fees:
Advisor Class	419
R Class	1,170
Directors’ fees and expenses	134
Other expenses	726
40,505

Net investment income (loss)	45,664

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	717,311
Change in net unrealized appreciation (depreciation) on investments	280,598
Net realized and unrealized gain (loss)	997,909

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,043,573

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED) AND YEAR ENDED JULY 31, 2010
Increase (Decrease) in Net Assets	January 31, 2011	July 31, 2010
Operations
Net investment income (loss)	$45,664	$71,641
Net realized gain (loss)	717,311	1,118,669
Change in net unrealized appreciation (depreciation)	280,598	(476,093)
Net increase (decrease) in net assets resulting from operations	1,043,573	714,217

Distributions to Shareholders
From net investment income:
Investor Class	(54,847)	(70,574)
Institutional Class	(5,170)	(4,710)
Advisor Class	(2,369)	(1,987)
R Class	(2,170)	(1,880)
Decrease in net assets from distributions	(64,556)	(79,151)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(931,002)	(2,921,474)

Net increase (decrease) in net assets	48,015	(2,286,408)

Net Assets
Beginning of period	7,055,907	9,342,315
End of period	$7,103,922	$7,055,907

Undistributed net investment income	$45,571	$64,463

See Notes to Financial Statements.

12

Notes to Financial Statements

JANUARY 31, 2011 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company and is organized as a Maryland corporation. Legacy Large Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of large-sized market capitalization companies.

The fund is authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

13

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

14

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.80% to 1.10% for the Investor Class, Advisor Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended January 31, 2011 was 1.10% for the Investor Class, Advisor Class and R Class and 0.90% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2011, are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC. ACIM owns 13% of the outstanding shares of the fund. ACIM does not invest in the fund for the purpose of exercising management or control.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB)  is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2011, were $9,234,215 and $10,078,554, respectively.

15

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2011		Year ended July 31, 2010
	Shares	Amount	Shares	Amount
Investor Class
Sold	44,268	$426,057	117,375	$1,047,090
Issued in reinvestment of distributions	5,286	52,277	7,267	66,276
Redeemed	(148,701)	(1,390,934)	(384,933)	(3,431,672)
	(99,147)	(912,600)	(260,291)	(2,318,306)
Institutional Class
Sold	—	—	1,638	14,965
Issued in reinvestment of distributions	522	5,170	515	4,710
Redeemed	(240)	(2,400)	(40,887)	(377,955)
	282	2,770	(38,734)	(358,280)
Advisor Class
Sold	—	—	17,496	152,915
Issued in reinvestment of distributions	240	2,369	218	1,987
Redeemed	(2,766)	(26,195)	(14,584)	(127,009)
	(2,526)	(23,826)	3,130	27,893
R Class
Sold	49	484	6	50
Issued in reinvestment of distributions	220	2,170	207	1,880
Redeemed	—	—	(30,024)	(274,711)
	269	2,654	(29,811)	(272,781)
Net increase (decrease)	(101,122)	$(931,002)	(325,706)	$(2,921,474)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

16

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$6,049,277	—	—
Foreign Common Stocks	1,006,496	—	—
Temporary Cash Investments	11,633	$100,000	—
Total Value of Investment Securities	$7,067,406	$100,000	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$6,046,742
Gross tax appreciation of investments	$1,142,059
Gross tax depreciation of investments	(21,395)
Net tax appreciation (depreciation) of investments	$1,120,664

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of July 31, 2010, the fund had accumulated capital losses of $(4,860,046), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(3,451,519) and $(1,408,527) expire in 2017 and 2018, respectively.

17

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.81		$8.30	$11.60	$11.90	$10.15	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.06		0.08	0.07	0.01	0.08	0.01
Net Realized and Unrealized Gain (Loss)	1.37		0.51	(3.37)	0.41	1.73	0.14
Total From Investment Operations	1.43		0.59	(3.30)	0.42	1.81	0.15
Distributions
From Net Investment Income	(0.09)		(0.08)	—	(0.03)	(0.06)	—
From Net Realized Gains	—		—	—	(0.61)	—	—
From Tax Return of Capital	—		—	—	(0.08)	—	—
Total Distributions	(0.09)		(0.08)	—	(0.72)	(0.06)	—
Net Asset Value, End of Period	$10.15		$8.81	$8.30	$11.60	$11.90	$10.15

Total Return(4)	16.31%		7.13%	(28.45)%	3.07%	17.83%	1.50%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.11	%(5)	1.11%	1.10%	1.11%	1.10%	1.10	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.35	%(5)	0.86%	0.83%	0.10%	0.72%	0.66	%(5)
Portfolio Turnover Rate	136%		163%	283%	175%	246%	39%
Net Assets, End of Period (in thousands)	$5,792		$5,901	$7,714	$13,487	$5,887	$2,180

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 31, 2006 (fund inception) through July 31, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

18

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.84		$8.32	$11.61	$11.92	$10.15	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.07		0.09	0.08	0.04	0.10	0.01
Net Realized and Unrealized Gain (Loss)	1.38		0.53	(3.37)	0.40	1.74	0.14
Total From Investment Operations	1.45		0.62	(3.29)	0.44	1.84	0.15
Distributions
From Net Investment Income	(0.11)		(0.10)	—	(0.04)	(0.07)	—
From Net Realized Gains	—		—	—	(0.61)	—	—
From Tax Return of Capital	—		—	—	(0.10)	—	—
Total Distributions	(0.11)		(0.10)	—	(0.75)	(0.07)	—
Net Asset Value, End of Period	$10.18		$8.84	$8.32	$11.61	$11.92	$10.15

Total Return(4)	16.48%		7.45%	(28.34)%	3.19%	18.16%	1.50%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.91	%(5)	0.91%	0.90%	0.91%	0.90%	0.90	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.55	%(5)	1.06%	1.03%	0.30%	0.92%	0.86	%(5)
Portfolio Turnover Rate	136%		163%	283%	175%	246%	39%
Net Assets, End of Period (in thousands)	$464		$401	$699	$947	$899	$761

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 31, 2006 (fund inception) through July 31, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

19

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.78		$8.26	$11.58	$11.88	$10.14	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.05		0.05	0.04	(0.02)	0.05	0.01
Net Realized and Unrealized Gain (Loss)	1.36		0.53	(3.36)	0.41	1.73	0.13
Total From Investment Operations	1.41		0.58	(3.32)	0.39	1.78	0.14
Distributions
From Net Investment Income	(0.07)		(0.06)	—	(0.02)	(0.04)	—
From Net Realized Gains	—		—	—	(0.61)	—	—
From Tax Return of Capital	—		—	—	(0.06)	—	—
Total Distributions	(0.07)		(0.06)	—	(0.69)	(0.04)	—
Net Asset Value, End of Period	$10.12		$8.78	$8.26	$11.58	$11.88	$10.14

Total Return(4)	16.07%		7.01%	(28.67)%	2.81%	17.59%	1.40%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.36	%(5)	1.36%	1.35%	1.36%	1.35%	1.35	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.10	%(5)	0.61%	0.58%	(0.15)%	0.47%	0.41	%(5)
Portfolio Turnover Rate	136%		163%	283%	175%	246%	39%
Net Assets, End of Period (in thousands)	$347		$323	$278	$1,304	$895	$761

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 31, 2006 (fund inception) through July 31, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day.Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

20

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.74		$8.23	$11.56	$11.87	$10.14	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.04		0.03	0.03	(0.05)	0.02	—	(4)
Net Realized and Unrealized Gain (Loss)	1.35		0.52	(3.36)	0.40	1.73	0.14
Total From Investment Operations	1.39		0.55	(3.33)	0.35	1.75	0.14
Distributions
From Net Investment Income	(0.04)		(0.04)	—	(0.02)	(0.02)	—	(4)
From Net Realized Gains	—		—	—	(0.61)	—	—
From Tax Return of Capital	—		—	—	(0.03)	—	—
Total Distributions	(0.04)		(0.04)	—	(0.66)	(0.02)	—	(4)
Net Asset Value, End of Period	$10.09		$8.74	$8.23	$11.56	$11.87	$10.14

Total Return(5)	15.96%		6.64%	(21.81)%	2.47%	17.33%	1.40%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.61	%(6)	1.61%	1.60%	1.61%	1.60%	1.60	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.85	%(6)	0.36%	0.33%	(0.40)%	0.22%	0.16	%(6)
Portfolio Turnover Rate	136%		163%	283%	175%	246%	39%
Net Assets, End of Period (in thousands)	$500		$431	$651	$915	$903	$760

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 31, 2006 (fund inception) through July 31, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(6)	Annualized.

See Notes to Financial Statements.

21

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Growth Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor
©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-70753   1103

SEMIANNUAL REPORT                JANUARY 31, 2011

Legacy Multi Cap Fund

President’s Letter	2
Independent Chairman’s Letter	3
Performance	4
Fund Characteristics	5
Shareholder Fee Example	6
Schedule of Investments	8
Statement of Assets and Liabilities	11
Statement of Operations	12
Statement of Changes in Net Assets	13
Notes to Financial Statements	14
Financial Highlights	19
Additional Information	23

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing our semiannual report for the six months ended January 31, 2011. Our report offers—for investment perspective—a macroeconomic overview of the period (below), followed by fund performance, a schedule of fund investments and other financial information.

For additional, updated information on fund performance, portfolio strategy, and the investment markets, we encourage you to visit our Web site, americancentury.com. Click on the “Fund Performance” and “Insights & News” headings at the top of our Individual Investors site. Also, the fund’s next full annual report, dated July 31, 2011, will provide additional market perspective and portfolio commentary from our portfolio management team.

Macroeconomic Overview

The six months ended January 31, 2011, began with investors primarily in a pessimistic and defensive posture. The European sovereign debt flare-up, combined with concerns about economic weakness and a “double-dip” recession in the U.S., triggered a global stock market sell-off last summer and motivated investors to buy “safe-haven” assets such as U.S. Treasury securities and gold.

That dark mood gave way to increased optimism as the reporting period unfolded. Stocks generally rallied from September through January as post-recession monetary and fiscal intervention by central banks and governments continued in economically struggling developed countries, fueling higher hopes of improved financial market conditions.

In particular, in the U.S., the Federal Reserve launched its second round of quantitative easing. This so-called “QE2” involves the proposed purchase of $600 billion of U.S. government securities to boost the money supply and encourage investors to purchase potentially higher-risk/higher-return assets. In addition, Congress voted to extend prevailing federal income tax rates for two years, ending tax-policy uncertainty that had stymied the financial markets.

As a result, the markets entered 2011 with lowered recession concerns and heightened inflation fears. We believe economic conditions in the developed world generally remain too soft to trigger significantly higher inflation in the near-term, but longer-term inflation threats are growing.

Our portfolio teams apply their extensive economic and market knowledge as they make daily investment decisions on your behalf. We appreciate your continued trust in us during these challenging times.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Independent Chairman’s Letter

Don Pratt

Dear Fellow Shareholders,

As regulators and the markets continue to sort out the events of the credit crisis, a consistent theme has been that financial services firms should re-examine their risk management practices. Risk management has been a regular part of American Century Investments’ activities for many years. However, recently American Century and your mutual fund board have been spending additional time focusing on our risk oversight processes.

The board’s efforts are now organized around three categories of risk: investment risk, operational risk, and enterprise risk. This approach has facilitated a realignment of many risk oversight tasks that the board has historically conducted. Investment risk tasks include a review of portfolio risk, monitoring the use of derivatives, and performance assessment. Operational risk focuses on compliance, valuation, shareholder services, and trading activities. Enterprise risk addresses the financial condition of the advisor, human resource development, and reputational risks. Risk oversight tasks are addressed in every quarterly board meeting, and a review of the advisor’s entire risk management program is undertaken annually. We acknowledge and support the approach that American Century Investments takes to its risk management responsibilities. While the board has refocused its efforts in this important oversight area, we recognize that risk oversight is a journey and we expect to continue to improve our processes.

Our September quarterly board meeting was held in the New York offices of American Century Investments. This gave the directors an opportunity to meet with the portfolio management teams for each of the global and international funds overseen by the board. Each team uses sophisticated investment tools and daily risk analysis in managing client assets. We also were impressed with the “bench strength” that has been developed under the leadership of the Global and Non-U.S. Equity CIO Mark Kopinski. These face-to-face meetings provide an opportunity for the directors—working on behalf of shareholders—to validate the advisor’s efforts and the investment management approach being followed.

I thank you for your continued confidence in American Century during this turbulent time in the economy and investment markets. If you have thoughts or questions you would like to share with the board send them to me at dhpratt@fundboardchair.com.

Best regards,
Don Pratt

Performance

Total Returns as of January 31, 2011
				Average Annual Returns
	Ticker Symbol	6 months(1)	1 year	Since Inception	Inception Date
Investor Class	ACMNX	18.65%	26.46%	1.43%	5/31/06
Russell 3000 Index	—	18.92%	23.95%	2.75%	—
Institutional Class	ACMHX	18.77%	26.85%	1.65%	5/31/06
Advisor Class	ACMFX	18.55%	26.26%	1.18%	5/31/06
R Class	ACMEX	18.35%	25.80%	0.89%	5/31/06

(1)	Total returns for periods less than one year are not annualized.

Total Annual Fund Operating Expenses
Investor Class	Institutional Class	Advisor Class	R Class
1.16%	0.96%	1.41%	1.66%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies. The fund’s investment process may also result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. International investing involves special risks, such as political instability and currency fluctuations.

Unless otherwise indicated, performance reflects Investor Class shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund’s total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

Fund Characteristics

Top Ten Holdings
% of net assets as of 1/31/11
TRW Automotive Holdings Corp.	2.3%
Joy Global, Inc.	2.1%
CVR Energy, Inc.	1.4%
Tractor Supply Co.	1.4%
Holly Corp.	1.4%
Hitachi Ltd. ADR	1.3%
Robbins & Myers, Inc.	1.3%
AutoZone, Inc.	1.3%
Domtar Corp.	1.3%
ArvinMeritor, Inc.	1.3%

Top Five Industries
% of net assets as of 1/31/11
Machinery	11.5%
Oil, Gas & Consumable Fuels	11.1%
Insurance	7.8%
Health Care Providers & Services	6.2%
Electronic Equipment, Instruments & Components	5.2%

Types of Investments in Portfolio
% of net assets as of 1/31/11
Domestic Common Stocks	88.4%
Foreign Common Stocks*	10.8%
Total Common Stocks	99.2%
Temporary Cash Investments	2.1%
Other Assets and Liabilities	(1.3)%

*Includes depositary shares, dual listed securities and foreign ordinary shares.

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period* 8/1/10 – 1/31/11	Annualized Expense Ratio*
Actual
Investor Class	$1,000	$1,186.50	$6.39	1.16%
Institutional Class	$1,000	$1,187.70	$5.29	0.96%
Advisor Class	$1,000	$1,185.50	$7.77	1.41%
R Class	$1,000	$1,183.50	$9.14	1.66%
Hypothetical
Investor Class	$1,000	$1,019.36	$5.90	1.16%
Institutional Class	$1,000	$1,020.37	$4.89	0.96%
Advisor Class	$1,000	$1,018.10	$7.17	1.41%
R Class	$1,000	$1,016.84	$8.44	1.66%

*Expenses are equal to the class’s annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

Schedule of Investments

JANUARY 31, 2011 (UNAUDITED)

	Shares	Value
Common Stocks — 99.2%
AEROSPACE & DEFENSE — 2.2%
Esterline Technologies Corp.(1)	1,389	$ 98,869
Raytheon Co.	1,794	89,682
		188,551
AIR FREIGHT & LOGISTICS — 2.1%
C.H. Robinson Worldwide, Inc.	1,334	102,838
United Parcel Service, Inc., Class B	1,093	78,281
		181,119
AIRLINES — 1.0%
United Continental Holdings, Inc.(1)	3,362	85,395
AUTO COMPONENTS — 4.7%
Autoliv, Inc.	1,314	100,915
Magna International, Inc.	1,864	108,802
TRW Automotive Holdings Corp.(1)	3,366	200,815
		410,532
BIOTECHNOLOGY — 1.0%
Biogen Idec, Inc.(1)	1,311	85,831
CHEMICALS — 3.3%
Albemarle Corp.	1,853	104,064
International Flavors & Fragrances, Inc.	1,613	92,022
PolyOne Corp.(1)	7,200	94,680
		290,766
COMMERCIAL SERVICES & SUPPLIES — 2.1%
Deluxe Corp.	3,737	91,370
Herman Miller, Inc.	3,895	93,986
		185,356
CONSUMER FINANCE — 1.1%
First Cash Financial Services, Inc.(1)	2,951	97,354
CONTAINERS & PACKAGING — 1.1%
Ball Corp.	1,303	92,682
DISTRIBUTORS — 1.0%
Genuine Parts Co.	1,739	89,993
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.2%
Anixter International, Inc.	1,136	71,875
Brightpoint, Inc.(1)	9,223	83,699
Flextronics International Ltd.(1)	11,341	90,615
Hitachi Ltd. ADR	2,105	116,680
Jabil Circuit, Inc.	4,531	91,571
		454,440
FOOD & STAPLES RETAILING — 4.0%
Costco Wholesale Corp.	1,257	90,303
Walgreen Co.	2,320	93,821
Wal-Mart Stores, Inc.	1,605	89,992
Whole Foods Market, Inc.	1,392	71,980
		346,096
FOOD PRODUCTS — 3.0%
B&G Foods, Inc.	6,499	87,282
Hormel Foods Corp.	1,795	88,673
McCormick & Co., Inc.	1,922	84,952
		260,907
GAS UTILITIES — 3.0%
Atmos Energy Corp.	2,671	87,075
ONEOK, Inc.	1,544	90,926
UGI Corp.	2,646	82,952
		260,953
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Cyberonics, Inc.(1)	3,275	107,256
HEALTH CARE PROVIDERS & SERVICES — 6.2%
AMERIGROUP Corp.(1)	1,998	104,635
AmerisourceBergen Corp.	2,461	88,252
Humana, Inc.(1)	1,720	99,708
Medco Health Solutions, Inc.(1)	1,376	83,964
MWI Veterinary Supply, Inc.(1)	952	59,176
UnitedHealth Group, Inc.	2,474	101,558
		537,293
HEALTH CARE TECHNOLOGY — 1.0%
Computer Programs & Systems, Inc.	1,711	88,801
HOTELS, RESTAURANTS & LEISURE — 0.9%
Texas Roadhouse, Inc.(1)	4,998	83,067
INDUSTRIAL CONGLOMERATES — 2.0%
General Electric Co.	4,300	86,602
Seaboard Corp.	45	90,090
		176,692
INSURANCE — 7.8%
Aflac, Inc.	1,488	85,679
American Financial Group, Inc.	2,672	86,920
Endurance Specialty Holdings Ltd.	1,990	92,515
Infinity Property & Casualty Corp.	1,554	92,836
Montpelier Re Holdings Ltd.	4,284	85,037
Reinsurance Group of America, Inc.	1,489	85,707
RenaissanceRe Holdings Ltd.	1,330	87,275
Torchmark Corp.	1,014	63,172
		679,141

	Shares	Value
INTERNET & CATALOG RETAIL — 1.0%
Netflix, Inc.(1)	423	$ 90,556
IT SERVICES — 1.7%
Infosys Technologies Ltd. ADR	900	60,939
International Business Machines Corp.	544	88,128
		149,067
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Waters Corp.(1)	1,093	83,494
MACHINERY — 11.5%
ArvinMeritor, Inc.(1)	5,000	109,300
Cummins, Inc.	961	101,751
Deere & Co.	1,113	101,172
Dover Corp.	1,622	103,970
IDEX Corp.	2,212	87,728
Joy Global, Inc.	2,125	185,257
Navistar International Corp.(1)	1,480	95,978
Robbins & Myers, Inc.	2,731	113,418
Trimas Corp.(1)	5,676	108,071
		1,006,645
METALS & MINING — 1.0%
Freeport-McMoRan Copper & Gold, Inc.	798	86,783
MULTILINE RETAIL — 0.7%
Target Corp.	1,187	65,083
MULTI-UTILITIES — 1.0%
CenterPoint Energy, Inc.	5,363	86,612
OIL, GAS & CONSUMABLE FUELS — 11.1%
Calumet Specialty Products Partners LP	3,611	89,083
Chevron Corp.	914	86,766
ConocoPhillips	1,299	92,827
CVR Energy, Inc.(1)	7,275	126,003
Genesis Energy, LP	3,314	91,864
Hess Corp.	1,162	97,748
Holly Corp.	2,416	118,553
Sunoco Logistics Partners LP	1,027	88,106
Targa Resources Partners LP	2,745	91,463
Whiting Petroleum Corp.(1)	685	86,502
		968,915
PAPER & FOREST PRODUCTS — 1.3%
Domtar Corp.	1,260	110,792
PERSONAL PRODUCTS — 1.1%
Estee Lauder Cos., Inc. (The), Class A	1,184	95,312

	Shares/ Principal Amount	Value
PHARMACEUTICALS — 1.0%
Novo Nordisk A/S ADR	767	$ 86,771
REAL ESTATE INVESTMENT TRUSTS (REITs) — 1.1%
Rayonier, Inc.	1,569	92,900
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Jones Lang LaSalle, Inc.	962	85,272
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
KLA-Tencor Corp.	2,200	96,976
NVIDIA Corp.(1)	3,501	83,744
Xilinx, Inc.	2,811	90,514
		271,234
SOFTWARE — 2.0%
BMC Software, Inc.(1)	1,853	88,388
Monotype Imaging Holdings, Inc.(1)	7,788	87,498
		175,886
SPECIALTY RETAIL — 3.7%
AutoZone, Inc.(1)	447	113,328
PetSmart, Inc.	2,223	89,453
Tractor Supply Co.	2,412	123,760
		326,541
TEXTILES, APPAREL & LUXURY GOODS — 1.0%
Deckers Outdoor Corp.(1)	1,197	87,848
TRADING COMPANIES & DISTRIBUTORS — 1.0%
W.W. Grainger, Inc.	663	87,165
TOTAL COMMON STOCKS (Cost $7,335,601)		8,659,101
Temporary Cash Investments — 2.1%
FHLB Discount Notes, 0.10%, 2/1/11(2)	$100,000	100,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares	85,078	85,078
TOTAL TEMPORARY CASH INVESTMENTS (Cost $185,078)		185,078
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $7,520,679)		8,844,179
OTHER ASSETS AND LIABILITIES — (1.3)%		(112,771)
TOTAL NET ASSETS — 100.0%		$8,731,408

Geographic Diversification
(as a % of net assets)
United States	88.4%
Bermuda	3.0%
Canada	2.5%
Japan	1.4%
Sweden	1.2%
Singapore	1.0%
Denmark	1.0%
India	0.7%
Cash and Equivalents*	0.8%

*Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments

ADR = American Depositary Receipt

FHLB = Federal Home Loan Bank

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JANUARY 31, 2011 (UNAUDITED)
Assets
Investment securities, at value (cost of $7,520,679)	$8,844,179
Cash	2,345
Receivable for investments sold	419,739
Receivable for capital shares sold	2,574
Dividends and interest receivable	4,914
9,273,751

Liabilities
Payable for investments purchased	522,605
Payable for capital shares redeemed	11,031
Accrued management fees	8,586
Distribution and service fees payable	121
542,343

Net Assets	$8,731,408

Net Assets Consist of:
Capital (par value and paid-in surplus)	$18,014,367
Undistributed net investment income	29,325
Accumulated net realized loss	(10,635,784)
Net unrealized appreciation	1,323,500
$8,731,408

	Net assets	Shares outstanding	Net asset value per share
Investor Class, $0.01 Par Value	$8,201,452	790,555	$10.37
Institutional Class, $0.01 Par Value	$31,404	3,009	$10.44
Advisor Class, $0.01 Par Value	$432,804	42,081	$10.29
R Class, $0.01 Par Value	$65,748	6,450	$10.19

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $50)	$77,870
Interest	71
77,941

Expenses:
Management fees	47,056
Distribution and service fees:
Advisor Class	516
R Class	156
Directors’ fees and expenses	150
Other expenses	738
48,616

Net investment income (loss)	29,325

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	1,106,391
Change in net unrealized appreciation (depreciation) on investments	243,693
Net realized and unrealized gain (loss)	1,350,084

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,379,409

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JANUARY 31, 2011 (UNAUDITED) AND YEAR ENDED JULY 31, 2010
Increase (Decrease) in Net Assets	January 31, 2011	July 31, 2010
Operations
Net investment income (loss)	$29,325	$44,927
Net realized gain (loss)	1,106,391	4,657,610
Change in net unrealized appreciation (depreciation)	243,693	(2,731,618)
Net increase (decrease) in net assets resulting from operations	1,379,409	1,970,919

Distributions to Shareholders
From net investment income:
Investor Class	—	(291,770)
Institutional Class	—	(482)
Advisor Class	—	(8,616)
R Class	—	(423)
Decrease in net assets from distributions	—	(301,291)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions	(415,493)	(17,778,083)

Net increase (decrease) in net assets	963,916	(16,108,455)

Net Assets
Beginning of period	7,767,492	23,875,947
End of period	$8,731,408	$7,767,492

Undistributed net investment income	$29,325	—

See Notes to Financial Statements.

Notes to Financial Statements

JANUARY 31, 2011 (UNAUDITED)

1. Organization

American Century Growth Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company and is organized as a Maryland corporation. Legacy Multi Cap Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified as defined under the 1940 Act. The fund’s investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in stocks of stocks of small-, medium- and large-sized market capitalization companies.

The fund is authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective distribution and shareholder servicing expenses and arrangements. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services as shareholders of other classes. As a result, the Institutional Class is charged a lower unified management fee.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2007. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that have very similar investment teams and investment strategies (strategy assets). The annual management fee schedule ranges from 0.85% to 1.15% for the Investor Class, Advisor Class and R Class. The Institutional Class is 0.20% less at each point within the range. The effective annual management fee for each class for the six months ended January 31, 2011 was 1.15% for the Investor Class, Advisor Class and R Class and 0.95% for the Institutional Class.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the Advisor Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended January 31, 2011, are detailed in the Statement of Operations.

Related Parties — Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation’s investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation’s transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). The fund has a mutual funds services agreement with J.P. Morgan Investor Services Co. (JPMIS). JPMorgan Chase Bank (JPMCB) is a custodian of the fund. JPMIM, JPMIS and JPMCB are wholly owned subsidiaries of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the six months ended January 31, 2011, were $10,638,215 and $10,791,420, respectively.

5. Capital Share Transactions

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

	Six months ended January 31, 2011		Year ended July 31, 2010
	Shares	Amount	Shares	Amount
Investor Class
Sold	120,908	$1,178,689	238,562	$2,054,802
Issued in reinvestment of distributions	—	—	12,661	109,010
Redeemed	(163,518)	(1,558,365)	(2,336,460)	(19,158,326)
	(42,610)	(379,676)	(2,085,237)	(16,994,514)
Institutional Class
Sold	379	4,000	1,055	10,000
Issued in reinvestment of distributions	—	—	56	482
Redeemed	—	—	(2,000)	(16,140)
	379	4,000	(889)	(5,658)
Advisor Class
Sold	7,211	65,937	35,320	286,515
Issued in reinvestment of distributions	—	—	1,007	8,616
Redeemed	(11,879)	(105,217)	(129,442)	(1,082,326)
	(4,668)	(39,280)	(93,115)	(787,195)
R Class
Sold	841	7,833	1,656	14,054
Issued in reinvestment of distributions	—	—	50	423
Redeemed	(855)	(8,370)	(619)	(5,193)
	(14)	(537)	1,087	9,284
Net increase (decrease)	(46,913)	$(415,493)	(2,178,154)	$(17,778,083)

6. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Investment Securities
Domestic Common Stocks	$7,718,760	—	—
Foreign Common Stocks	940,341	—	—
Temporary Cash Investments	85,078	$100,000	—
Total Value of Investment Securities	$8,744,179	$100,000	—

7. Risk Factors

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors. There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of January 31, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,523,028
Gross tax appreciation of investments	$1,351,106
Gross tax depreciation of investments	(29,955)
Net tax appreciation (depreciation)	$1,321,151

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of July 31, 2010, the fund had accumulated capital losses of $(11,731,808), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(1,217,468), $(9,815,450) and $(698,890) expire in 2016, 2017 and 2018, respectively.

Financial Highlights

Investor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.74		$7.79	$11.72	$12.60	$9.94	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.04		0.02	0.11	(0.02)	(0.02)	0.01
Net Realized and Unrealized Gain (Loss)	1.59		1.05	(4.04)	(0.69)	2.72	(0.07)
Total From Investment Operations	1.63		1.07	(3.93)	(0.71)	2.70	(0.06)
Distributions
From Net Investment Income	—		(0.12)	—	—	(0.04)	—
From Net Realized Gains	—		—	—	(0.17)	—	—
Total Distributions	—		(0.12)	—	(0.17)	(0.04)	—
Net Asset Value, End of Period	$10.37		$8.74	$7.79	$11.72	$12.60	$9.94

Total Return(4)	18.65%		13.75%	(33.53)%	(5.78)%	27.21%	(0.60)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.16	%(5)	1.16%	1.15%	1.16%	1.15%	1.15	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.74	%(5)	0.22%	1.42%	(0.17)%	(0.16)%	0.99	%(5)
Portfolio Turnover Rate	135%		235%	267%	173%	230%	14%
Net Assets, End of Period (in thousands)	$8,201		$7,283	$22,726	$35,392	$36,240	$2,801

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 31, 2006 (fund inception) through July 31, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

Institutional Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.79		$7.83	$11.76	$12.61	$9.94	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.04		0.04	0.12	(0.01)	0.02	0.02
Net Realized and Unrealized Gain (Loss)	1.61		1.06	(4.05)	(0.67)	2.70	(0.08)
Total From Investment Operations	1.65		1.10	(3.93)	(0.68)	2.72	(0.06)
Distributions
From Net Investment Income	—		(0.14)	—	—	(0.05)	—
From Net Realized Gains	—		—	—	(0.17)	—	—
Total Distributions	—		(0.14)	—	(0.17)	(0.05)	—
Net Asset Value, End of Period	$10.44		$8.79	$7.83	$11.76	$12.61	$9.94

Total Return(4)	18.77%		14.04%	(33.42)%	(5.53)%	27.45%	(0.60)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.96	%(5)	0.96%	0.95%	0.96%	0.95%	0.95	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.94	%(5)	0.42%	1.62%	0.03%	0.04%	1.19	%(5)
Portfolio Turnover Rate	135%		235%	267%	173%	230%	14%
Net Assets, End of Period (in thousands)	$31		$23	$28	$27	$633	$497

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 31, 2006 (fund inception) through July 31, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

Advisor Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.68		$7.73	$11.67	$12.58	$9.94	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.02		— (4)	0.07	(0.05)	(0.03)	0.01
Net Realized and Unrealized Gain (Loss)	1.59		1.05	(4.01)	(0.69)	2.69	(0.07)
Total From Investment Operations	1.61		1.05	(3.94)	(0.74)	2.66	(0.06)
Distributions
From Net Investment Income	—		(0.10)	—	—	(0.02)	—
From Net Realized Gains	—		—	—	(0.17)	—	—
Total Distributions	—		(0.10)	—	(0.17)	(0.02)	—
Net Asset Value, End of Period	$10.29		$8.68	$7.73	$11.67	$12.58	$9.94

Total Return(5)	18.55%		13.57%	(33.76)%	(6.03)%	26.83%	(0.60)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.41	%(6)	1.41%	1.40%	1.41%	1.40%	1.40	%(6)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.49	%(6)	(0.30)%	1.17%	(0.42)%	(0.41)%	0.74	%(6)
Portfolio Turnover Rate	135%		235%	267%	173%	230%	14%
Net Assets, End of Period (in thousands)	$433		$406	$1,081	$751	$853	$618

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 31, 2006 (fund inception) through July 31, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Per-share amount was less than $0.005.

(5)	Total returns are calculated based on the net asset value of the last business day.Total returns for periods less than one year are not annualized.

(6)	Annualized.

See Notes to Financial Statements.

R Class
For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
	2011(1)		2010	2009	2008	2007	2006(2)
Per-Share Data
Net Asset Value, Beginning of Period	$8.61		$7.67	$11.61	$12.56	$9.93	$10.00
Income From Investment Operations
Net Investment Income (Loss)(3)	0.01		(0.03)	0.07	(0.08)	(0.06)	0.01
Net Realized and Unrealized Gain (Loss)	1.57		1.05	(4.01)	(0.70)	2.70	(0.08)
Total From Investment Operations	1.58		1.02	(3.94)	(0.78)	2.64	(0.07)
Distributions
From Net Investment Income	—		(0.08)	—	—	(0.01)	—
From Net Realized Gains	—		—	—	(0.17)	—	—
Total Distributions	—		(0.08)	—	(0.17)	(0.01)	—
Net Asset Value, End of Period	$10.19		$8.61	$7.67	$11.61	$12.56	$9.93

Total Return(4)	18.35%		13.25%	(33.94)%	(6.36)%	26.58%	(0.70)%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.66	%(5)	1.66%	1.65%	1.66%	1.65%	1.65	%(5)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.24	%(5)	(0.28)%	0.92%	(0.67)%	(0.66)%	0.49	%(5)
Portfolio Turnover Rate	135%		235%	267%	173%	230%	14%
Net Assets, End of Period (in thousands)	$66		$56	$41	$65	$641	$497

(1)	Six months ended January 31, 2011 (unaudited).

(2)	May 31, 2006 (fund inception) through July 31, 2006.

(3)	Computed using average shares outstanding throughout the period.

(4)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(5)	Annualized.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain IRAs, or 403(b), 457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

Proxy Voting Guidelines

American Century Investment Management, Inc., the fund’s investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the “About Us” page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Device for the Deaf	1-800-634-4113

American Century Growth Funds, Inc.

Investment Advisor:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor
©2011 American Century Proprietary Holdings, Inc. All rights reserved.
CL-SAN-70754   1103

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY GROWTH FUNDS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	March 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	March 31, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	March 31, 2011